Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Accounts payable, related parties (in dollars)	$ (2,894)	$ (134,587)	$ 126,633
Accrued expenses and other current liabilities, related parties (in dollars)	$ (8,167)	$ 0	$ 50,942
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	51,607,665	51,588,617	16,692,093
Common stock, shares outstanding	51,607,665	51,588,617	16,692,093